Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli ETFs Trust
Entity Central Index Key	0001748425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000236584
Shareholder Report [Line Items]
Fund Name	Gabelli Automation ETF
Trading Symbol	GAST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Gabelli Automation ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Automation ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024 the Gabelli Automation ETF underperformed its benchmark, the S&P 500 and comparatives, the MSCI USA IMI Consumer Discretionary and MSCI USA IMI Industrials Indices. Industrials and technology markets saw the negative impact of prolonged inventory corrections and weaker capital spending environment, with a more pronounced effect on automation spend beyond areas related to artificial intelligence. Market expectations for a recovery continue to stretch well into 2025. The Fund’s sizable exposure to small-to-mid-cap companies versus that of large cap companies led to underperformance in 2024.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Automation ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
12/22	8,407	10,948	6,220	9,260
12/23	9,940	13,826	8,824	11,150
12/24	11,033	17,286	11,471	12,992

Average Annual Return [Table Text Block]
	1 Year	Since Inception (01/05/2022)
Gabelli Automation ETF	10.99%	3.35%
S&P 500 Index	25.02%	9.48%
MSCI USA Consumer Discretionary Index	27.55%	4.88%
MSCI USA Industrials Index	16.51%	9.60%

AssetsNet	$ 5,387,621
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,387,621 # of Portfolio Holdings47 Portfolio Turnover Rate1% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	93.6%
Other Assets and Liabilities (Net)	6.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Emerson Electric Co.	5.0%
Rockwell Automation Inc.	4.0%
AMETEK Inc.	4.0%
AZZ Inc.	3.9%
Check Point Software Technologies Ltd.	3.8%
L.B. Foster Co.	3.2%
ITT Inc.	3.2%
Intercontinental Exchange Inc.	3.1%
Alphabet Inc.	3.1%
Resideo Technologies Inc.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220758
Shareholder Report [Line Items]
Fund Name	Gabelli Commercial Aerospace and Defense ETF
Trading Symbol	GCAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Commercial Aerospace and Defense ETF (GCAD) underperformed its broad-based benchmark, the S&P 500. While the S&P 500's performance was driven by a small group of technology growth stocks, GCAD benefited from exposure to aerospace and defense companies with higher aftermarket services and defense spending. Commercial air travel increased as revenue passenger kilometers (RPKs) expand post-pandemic. Global Defense spending rose as NATO members try to meet a target of 2% GDP defense spending.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index
1/23	10,000	10,000
12/23	11,414	12,602
12/24	13,953	15,755

Average Annual Return [Table Text Block]
	1 Year	Since Inception (01/03/2023)
Gabelli Commercial Aerospace and Defense ETF	22.24%	18.20%
S&P 500 Index	25.02%	26.02%

AssetsNet	$ 6,958,483
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,958,483 # of Portfolio Holdings35 Portfolio Turnover Rate6% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	97.8%
Other Assets and Liabilities (Net)	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Boeing Co.	6.5%
Spirit AeroSystems Holdings Inc.	5.9%
Moog Inc.	5.5%
Honeywell International Inc.	5.1%
Mercury Systems Inc.	5.0%
Hexcel Corp.	5.0%
Ducommun Inc.	4.8%
Curtiss-Wright Corp.	4.3%
Howmet Aerospace Inc.	4.0%
Lockheed Martin Corp.	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220752
Shareholder Report [Line Items]
Fund Name	Gabelli Financial Services Opportunities ETF
Trading Symbol	GABF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$15	0.12%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024 the Gabelli Financial Services Opportunities Fund outperformed its broad-based benchmark, the S&P 500 and its comparative, S&P 500 Financials. In early 2024, the banking sector was facing down YoY earnings comparisons, low investor expectations and cheaper valuations. With appreciation in 2024, the opposite is now true. Banks are positioned for earnings growth due to positive net interest income dynamics, but they come with higher multiples and modest expected returns. In 2024, the structure of the Fund was transitioned to a fully transparent one, in-line with general industry standard.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
12/22	10,041	11,756	11,705
12/23	13,939	14,847	13,127
12/24	20,155	18,561	17,139

Average Annual Return [Table Text Block]
	1 Year	Since Inception (05/10/2022)
Gabelli Financial Services Opportunities ETF	44.59%	30.35%
S&P 500 Index	25.02%	17.56%
S&P 500 Financials Index	30.56%	17.05%

AssetsNet	$ 38,660,053
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 23,760
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$38,660,053 # of Portfolio Holdings41 Portfolio Turnover Rate13% Management Fees$23,760
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	92.1%
Closed-End Funds	7.4%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

FTAI Aviation Ltd.	8.8%
Berkshire Hathaway Inc.	7.5%
Paysafe Ltd.	6.4%
SuRo Capital Corp., BDC	6.3%
FactSet Research Systems Inc.	5.6%
Wells Fargo & Co.	4.5%
W. R. Berkley Corp.	4.2%
Blue Owl Capital Inc.	3.6%
Markel Group Inc.	3.4%
LPL Financial Holdings Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220751
Shareholder Report [Line Items]
Fund Name	Gabelli Growth Innovators ETF
Trading Symbol	GGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$109	0.90%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, the Gabelli Growth Innovators ETF significantly outperformed its broad-based benchmark, the S&P 500 and its comparative index, the NASDAQ Composite Index. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
12/21	10,584	11,267	10,941
12/22	5,942	9,227	7,381
12/23	8,447	11,652	10,676
12/24	11,980	14,568	13,832

Average Annual Return [Table Text Block]
	1 Year	Since Inception (02/12/2021)
Gabelli Growth Innovators ETF	41.83%	4.76%
S&P 500 Index	25.02%	12.67%
NASDAQ Composite Index	29.57%	9.41%

AssetsNet	$ 5,840,546
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 46,745
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,840,546 # of Portfolio Holdings32 Portfolio Turnover Rate45% Management Fees$46,745
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	97.6%
Other Assets and Liabilities (Net)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	8.4%
Amazon.com Inc.	6.4%
Alphabet Inc.	6.2%
Meta Platforms Inc.	4.7%
Broadcom Inc.	4.7%
Netflix Inc.	4.7%
Microsoft Corp.	4.5%
Mastercard Inc.	4.1%
Spotify Technology SA	3.7%
Eli Lilly & Co.	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220756
Shareholder Report [Line Items]
Fund Name	Gabelli Love Our Planet & People ETF
Trading Symbol	LOPP
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Love Our Planet & People ETF underperformed its benchmark, the S&P 500 and its comparative, the MSCI USA SRI Index. The S&P 500’s performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund is focused on companies committed to sustainable practices such as renewable energy which can be especially impacted by changing political sentiment and technological shifts. Top contributors were companies essential to global infrastructure investment while detractors included those adversely impacted by changes in preferences for EVs.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
12/21	11,962	11,373	11,231
12/22	10,157	9,313	8,948
12/23	10,650	11,762	11,289
12/24	11,709	14,705	14,116

Average Annual Return [Table Text Block]
	1 Year	Since Inception (01/29/2021)
Gabelli Love Our Planet & People ETF	9.95%	4.11%
S&P 500 Index	25.02%	13.73%
MSCI USA SRI Index	18.84%	13.05%

AssetsNet	$ 11,702,049
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,702,049 # of Portfolio Holdings52 Portfolio Turnover Rate20% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	95.8%
Treasury Bill	6.1%
Other Assets and Liabilities (Net)	(1.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Mirion Technologies Inc.	5.0%
Hubbell Inc.	4.6%
Waste Connections Inc.	4.5%
S&P Global Inc.	4.3%
Xylem Inc.	4.3%
Republic Services Inc.	4.0%
Cummins Inc.	3.8%
Weyerhaeuser Co.	3.4%
IDACORP Inc.	3.0%
Valmont Industries Inc.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs